COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($) Megawatt	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Other Commitments
Purchase commitment		$ 397		$ 362	$ 239
Capital expenditure commitment		2,100
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites		19		$ 20
Letter of credit | Irrevocable Standby Letter of Credit | Coastal GasLink | Coastal GasLink
Contingencies
Vendor standby letter of credit		117
SA Energy Group | Coastal GasLink
Contingencies
Damages sought		1,100
Pacific Pipeline Construction Ltd | Coastal GasLink
Contingencies
Damages sought	$ 428
Bonatti S.P.A | Coastal GasLink
Contingencies
Damages sought		$ 1,200
Columbia Pipelines Group | Columbia Pipeline Group shareholders
Contingencies
Damages sought			$ 400
Damages paid per share (in dollars per share) | $ / shares			$ 1
Capital expenditures
Other Commitments
Power purchase agreement, planned capacity (in megawatts) | Megawatt		800
Capital expenditures | U.S. Natural Gas Pipelines
Other Commitments
Purchase commitment		$ 300
Capital expenditures | Mexico Natural Gas Pipelines
Other Commitments
Purchase commitment		$ 1,300